Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

December 31, 2021	Gross Amount	Accumulated Depreciation	Net Amount
Land	84	—	84
Buildings	951	(562)	389
Facilities & leasehold improvements	3,490	(2,936)	554
Machinery and equipment	17,085	(13,786)	3,299
Computer and R&D equipment	395	(333)	62
Operating lease right-of-use assets	314	(114)	200
Other tangible assets	147	(97)	50
Construction in progress	1,022	—	1,022
Total	23,488	(17,828)	5,660

December 31, 2020	Gross Amount	Accumulated Depreciation	Net Amount
Land	86	—	86
Buildings	995	(567)	428
Facilities & leasehold improvements	3,545	(3,038)	507
Machinery and equipment	16,689	(13,859)	2,830
Computer and R&D equipment	402	(347)	55
Operating lease right-of-use assets	290	(99)	191
Other tangible assets	118	(99)	19
Construction in progress	480	—	480
Total	22,605	(18,009)	4,596

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating and not ready for their intended use.

The depreciation charge was $952 million, $844 million and $785 million in 2021, 2020 and 2019, respectively.

Tax incentives and capital investment funding reported as a reduction of capital expenditures totaled $13 million, $10 million and $54 million for the years ended December 31, 2021, 2020 and 2019, respectively.  Tax incentives and public funding reduced depreciation charges by $61 million, $59 million and $53 million in 2021, 2020 and 2019, respectively.

For the years ended December 31, 2021, 2020 and 2019 the Company sold property, plant and equipment for cash proceeds of $2 million, $4 million and $7 million, respectively.

There was no impairment recognized for the years ended December 31, 2021 and 2020.  For the year ended December 31, 2019, the Company recorded impairment charges of $3 million on long-lived assets.